Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Long-Term Debt - Schedule of Long-Term Debt (Table)

Facilities	June 30, 2021	December 31, 2020
Deutsche Credit Facility (a)	$51,670	$—
HCOB Credit Facility (b)	53,500	—
CACIB, Bank Sinopac, CTBC Credit Facility (c)	51,700	—
New Hayfin Credit Facility (d)	217,249	—
Chailease Credit Facility (e)	6,660	7,596
2024 Notes (f)	82,521	59,819
Syndicated Senior Secured Credit Facility (CACIB, ABN, CIT, Siemens, CTBC, Bank Sinopac, Palatine) (g)	225,600	238,000
Blue Ocean Junior Credit Facility (g, h)	26,205	38,500
Hellenic Bank Credit Facility (i)	45,700	49,700
Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility (j)	—	149,055
Hayfin Credit Facility (k)	5,833	5,833
	$766,638	$548,503
2022 Notes	233,436	322,723
Less redemptions and repurchases	(233,436)	(89,287)
2022 Notes (l)	$—	$233,436
Total credit facilities	$766,638	$781,939
Sale and Leaseback Agreement CMBFL – $54,000 (m)	54,000	—
Sale and Leaseback Agreement – Neptune $14,735 (n)	14,735	—
Total Sale and Leaseback Agreements	$68,735	$—
Total borrowings	$835,373	$781,939
Less: Current portion of 2022 Notes (l)	—	(26,240)
Less: Current portion of long-term debt	(84,037)	(50,441)
Less: Current portion of Sale and Leaseback Agreements (m, n)	(11,275)	—
Less: Original issue discount of 2022 Notes (l)	—	(1,133)
Less: Original issue premium/(discount) of 2024 Notes (f)	109	(147)
Less: Deferred financing costs (p)	(14,162)	(11,203)
Non-current portion of Long-Term Debt	$726,008	$692,775

Long-Term Debt - Repayment schedule (Table)

Payment due by period ended	Amount
June 30, 2022	$95,312
June 30, 2023	100,936
June 30, 2024	93,939
June 30, 2025	335,495
June 30, 2026 and thereafter	209,691
$835,373

Long-Term Debt - Schedule of Deferred Financing Costs (Table)

	June 30, 2021	December 31, 2020
Opening balance	$11,203	$14,095
Expenditure in the period	8,322	1,193
Amortization included within interest expense	(5,363)	(4,085)
Closing balance	$14,162	$11,203